Leases (Details) $ in Thousands	1 Months Ended	9 Months Ended		12 Months Ended
	May 31, 2020 renewal_option	Sep. 30, 2022 USD ($)	Sep. 30, 2021 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)
Leases [Abstract]
Term of contract	10 years
Number of renewal options | renewal_option	5
Renewal term	1 year
Related Party Transaction [Line Items]
Lease income from operating leases				$ 24	$ 14
Affiliated Entity
Related Party Transaction [Line Items]
Lease income from operating leases		$ 25	$ 18